Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement

Assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2012 using
	Total fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	3,034,443		3,034,443
Money market fund	4,854,278	4,854,278

Short-term investments
Held-to-maturity investments
Fixed-rate investments	17,086,252		17,086,252
Long-term investments
Fixed-rate held-to-maturity investments	514,614		514,614
Long-term notes payable	9,420,285	9,420,285

Fair value measurement
Recurring
Short-term investments
Available-for-sale investments
Fixed-rate debt investments	3,514,399		3,514,399
Adjustable-rate debt investments	17,073		17,073
Non-recurring
Long-term investments	—			—	(169,180)

Total assets measured at fair value	3,531,472	—	3,531,472	—	(169,180)

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			Fair value measurement or disclosure at December 31, 2013 using
	Total fair value at December 31, 2013		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses

	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	2,955,924	488,284		2,955,924
Money market fund	689,254	113,857	689,254
Short-term investments
Held-to-maturity investments
Fixed-rate investments	19,370,067	3,199,707		19,370,067
Long-term notes payable	14,797,937	2,444,445	14,797,937

Fair value measurement
Recurring
Short-term investments
Available-for-sale investments
Fixed-rate debt investments	7,627,958	1,260,049		7,627,958
Adjustable-rate debt investments	514,433	84,978		514,433
Equity investment	1,253,120	207,001	1,253,120
Non-recurring
Long-term investments	—	—			—	(17,521)	(2,894)
Fixed assets	—	—			—	(2,057)	(340)
Intangible assets	—	—			—	(4,619)	(763)

Total assets measured at fair value	9,395,511	1,552,028	1,253,120	8,142,391	—	(24,197)	(3,997)